Trade Accounts and Notes Receivable, and Other Accounts Receivable	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Trade Accounts and Notes Receivable, and Other Accounts Receivable
5.
Trade Accounts and Notes Receivable, and Other Accounts Receivable
(a)
Details of trade accounts and notes receivable and other accounts receivable as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Trade accounts and notes receivable, net	~~W~~	3,624,477	2,359,184
Other accounts receivable
Non-trade receivables, net	~~W~~	227,477	145,426
Accrued income, net		22,552	34,987
Subtotal		250,029	180,413
Total		3,874,506	2,539,597

(b)
The aging of trade accounts and notes receivable, and other accounts receivable as of December 31, 2024 and 2025 are as follows:

		December 31, 2024
	Original amount			Allowance for doubtful account
(In millions of won)	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Not past due	~~W~~	3,609,870	207,928	(1,369)	(464)
1-15 days past due		15,951	37,722	(14)	(2)
16-30 days past due		4	1,915	—	(1)
31-60 days past due		35	350	—	(3)
More than 60 days past due		—	2,592	—	(8)
Total	~~W~~	3,625,860	250,507	(1,383)	(478)

5.
Trade Accounts and Notes Receivable, and Other Accounts Receivable, Continued

		December 31, 2025
	Original amount			Allowance for doubtful account
(In millions of won)	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Not past due	~~W~~	2,351,767	128,489	(722)	(523)
1-15 days past due		1,385	1,314	—	(1)
16-30 days past due		5,581	10,224	—	(1)
31-60 days past due		1,167	10,768	—	(3)
More than 60 days past due		6	30,422	—	(276)
Total	~~W~~	2,359,906	181,217	(722)	(804)

The movement in the allowance for doubtful account in respect of trade accounts and notes receivable and other accounts receivable for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Trade accounts and notes receivable
(In millions of won)	2023		2024	2025
At January 1	~~W~~	875	933	1,383
(Reversal of) bad debt expense		58	450	(661)
At December 31	~~W~~	933	1,383	722

	Other accounts receivable
(In millions of won)	2023		2024	2025
At January 1	~~W~~	1,778	207	478
(Reversal of) bad debt expense		(239)	271	326
Write-off		(1,332)	—	—
At December 31	~~W~~	207	478	804